Notes to the interim condensed consolidated statement of income (loss) - Basic and diluted loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes to the interim condensed consolidated statement of income (loss)
Net loss for the period	€ (69,467)	€ (175,882)
Weighted average number of shares outstanding used to calculate basic loss per share	273,582,870	108,839,636
Weighted average number of shares outstanding used to calculate diluted loss per share	273,582,870	108,839,636
Basic loss per share	€ (0.25)	€ (1.62)
Diluted loss per share	€ (0.25)	€ (1.62)